Retirement and Post-Retirement Employee Benefit Plans Defined Contribution Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Retirement Savings Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	65.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Defined Contribution Plan, Employer Contribution Service Period Until Eligibility	1 year
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Discretionary Contribution Percent	4.00%
Defined Contribution Plan, Percent of Equity Securities Issued by Employer and Related Parties Included in Plan Assets	4.20%	4.30%
Defined Contribution Plan, Vesting Period	3 years
AEH 401K Profit-Sharing Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 300	$ 1,100	$ 1,400
Retirement Savings Plan and Union 401K Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	12,600	11,500	10,900
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0	$ 0